Capital Management and Risk Policies Summary of Sensitivity Analysis to Assess Impact of Volatility on Macroeconomic Variables on Expected Credit Losses (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 ARS ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Macroeconomic scenario probability	70.00%
PIB	1.86%
Inflation	35.00%
Nominal exchange rate	29.87%
Unemployment	5.00%
Current account	(11.21%)
GFG ECL [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario amount	$ 15,782,416
Sensitivity analysis amount	16,547,663
Retail, Retail Like and Wholesale [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario amount	10,475,119
Sensitivity analysis amount	10,596,393
Naranja [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario amount	5,307,297
Sensitivity analysis amount	5,497,757
GFG ECL [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Effect of Change in forecast amount	16,515,901
Retail, Retail Like and Wholesale [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Effect of Change in forecast amount	11,193,327
Naranja [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Effect of Change in forecast amount	$ 5,322,574
Positive [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Macroeconomic scenario probability	15.00%
PIB	4.73%
Inflation	25.00%
Nominal exchange rate	20.00%
Unemployment	10.00%
Current account	(29.25%)
Negative [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Macroeconomic scenario probability	15.00%
PIB	(6.75%)
Inflation	50.00%
Nominal exchange rate	81.82%
Unemployment	20.00%
Current account	(82.00%)
Regular Scenario[member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario rate	70.00%
Sensitivity analysis rate	45.00%
Positive Scenario [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario rate	15.00%
Sensitivity analysis rate	10.00%
Negative Scenario [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Base scenario rate	15.00%
Sensitivity analysis rate	45.00%